TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	TRADE AND OTHER RECEIVABLES

	$ million
	Dec 31, 2021		Dec 31, 2020
	Current	Non-current	Current	Non-current
Trade receivables	34,717	—	21,781	—
Lease receivables	228	1,285	186	1,380
Other receivables [A]	8,240	3,761	7,251	4,109
Amounts due from joint ventures and associates	1,048	499	726	829
Prepayments and deferred charges	8,975	1,520	3,681	1,323
Total	53,208	7,065	33,625	7,641
[A] "Other receivables" at December 31, 2021, included current income tax receivables of $550 million and non-current income tax receivables of $366 million (2020: current income tax receivables $412 million, non-current income tax receivables $882 million).
The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.
Other receivables at December 31, 2021, include receivables from certain governments in their capacity as joint arrangement partners of $1,225 million (2020: $1,357 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof are subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low.
Provisions for impairments deducted from trade and other receivables amounted to $1,497 million at December 31, 2021 (2020: $968 million).
Allowance for expected credit losses - trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on Shell’s historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information. The ECL at December 31, 2021, is $155 million (2020: $112 million), which represents 0.45-0.51% (2020: 0.27-0.51%) of all trade receivables.
A loss allowance provision of $876 million (2020: $349 million) was established, in addition to all other impairments to trade receivables as at December 31, 2021, that are outside of the provision matrix calculations.
Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2021	Dec 31, 2020
Less than one year	278	262
Between 1 and 5 years	852	859
5 years and later	715	852
Total undiscounted lease payments receivable	1,845	1,973
Unearned finance income	339	407
Net investment in leases	1,506	1,566
In addition, at December 31, 2021, Shell is entitled to contractual payments under operating leases of $431 million (2020: $248 million).